Subsequent events (Additional Information) (Details) - Major ordinary share transactions [member] - Wonder Fi Member $ in Thousands, shares in Millions	Jan. 31, 2026 CAD ($) shares
Disclosure of detailed information about financial instruments [line items]
Number of shares sold | shares	29
Number of shares proceed value | $	$ 8,388